Business Combination Disclosure (Details) - Schedule of Consideration Paid - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Asset Acquisition, Contingent Consideration [Line Items]
Consideration paid total	$ 1,500,000	$ 0
Quality International [Member]
Asset Acquisition, Contingent Consideration [Line Items]
Cash	82,000,000
Contingent consideration	55,000,000
Total	$ 137,000,000